Shares-Based Compensation - Additional Information (Detail) - USD ($)									12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Jun. 28, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 22, 2018	Dec. 31, 2020	Jun. 16, 2020	Jun. 25, 2019
Share based options granted		116,000	15,000,000	2,607,303	19,252,381		4,873,822		15,116,000
Share based options award description	Stock options granted to employees will be exercisable upon the Company’s completion of IPO and shall be forfeited at the time the employee terminates of cause and breaches of the employees’ obligations, three months after termination of employment of the employee or twelve months after employee terminates of death or disability. The exercise price is US$0.10, US$0.18, US$0.22 or US$0.35 for these stock options granted
Share based options contractual terms	10 years								8 years 1 month 27 days
Weighted average grant date fair value of the share options	$ 4.78			$ 2.96		$ 0.26
Total unrecognized compensation expense	$ 76,830,482								$ 76,830,482
Weighted average period for un recognized compensation costs to be recognized									1 year 1 month 20 days
Cost Of Revenues [Member]
Share-based Payment Arrangement, Expense									$ 16,255,275
selling and marketing expenses [Member]
Share-based Payment Arrangement, Expense									7,672,437
General And Administrative Expenses [Member]
Share-based Payment Arrangement, Expense									35,861,913
Technology And Product Development Expenses [Member]
Share-based Payment Arrangement, Expense									1,015,858
IPO [Member]
Share-based Payment Arrangement, Expense									$ 46,458,472
Twenty Twenty equity incentive plan [Member]
Common stock reserved for future issuance	2,492,603								2,492,603
Percentage of Ordinary Shares issued and outstanding	2.00%								2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0								0
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Stock Option Vested	25.00%								25.00%
Share-based Compensation Arrangement by Share-based Payment Award Stock option plan period									4 years
Share Based Compensation Arrangement By Sharebased Payment Award Vesting Stock Options On Pro Rata Basis									36 months
Termination [Member]
Share based options termination period	3 months
Death Or Disability [Member]
Share based options termination period	12 months
Twenty Eighteen Share Incentive Plan [Member]
Common stock reserved for future issuance								11,733,506		15,000,000	15,000,000
Employee award vesting rights percentage								25.00%
Employee award vesting requisite service period								4 years
Share based compensation expense	$ 60,805,483